Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Components of Operating Lease Cost
	December 31,
	2021	2020
Fixed cost and variable cost that depend on an index	$3,258	$3,192
Short term lease cost	136	277
Sublease income	(705)	(792)
	$2,689	$2,677

Schedule of Lease Term and Discount Rate
Weighted average remaining lease term as of December 31, 2021	4.63 years

Weighted average discount rate	2.33%

Schedule of Minimum Lease Payments
2022	$3,437
2023	3,118
2024	2,575
2025	2,575
2026 and after	2,575
Total undiscounted lease payments	14,280
Less: imputed interest	(742)
Present value of lease liabilities	$13,538